Consolidated Cash Flows Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Consolidated net income	$ 970	$ 960	$ 199
Discontinued operations	566	36	78
Net income from continuing operations	404	924	121
Adjustments for:
Depreciation and amortization of assets	1,291	1,234	1,173
Impairment losses of long-lived assets	538	122	43
Share of profit of equity accounted investments	(90)	(93)	(98)
Results on sale of associates, fixed assets and others	(76)	(172)	(41)
Financial expense, financial income and other financial items, net	306	924	513
Income taxes	385	67	1,205
Decrease (increase) in working capital, excluding income taxes	(32)	223	192
Cash flows provided by operating activities from continuing operations	2,726	3,229	3,108
Interest paid	(446)	(551)	(524)
Income taxes paid	(301)	(854)	(488)
Net cash flows provided by operating activities from continuing operations	1,979	1,824	2,096
Net cash flows (used in) provided by operating activities from discontinued operations	(4)	155	192
Net cash flows provided by operating activities after interest and income taxes	1,975	1,979	2,288
INVESTING ACTIVITIES
Investment in property, machinery and equipment, net	(947)	(987)	(852)
Investment in intangible assets, net	(265)	(296)	(207)
Disposal (acquisition) of subsidiaries and associates, net	965	1,020	(189)
Non-current assets and others, net	57	35	21
Cash flows used in investing activities from continuing operations	(190)	(228)	(1,227)
Net cash flows used in investing activities from discontinued operations	(7)	(100)	(115)
Net cash flows used in investing activities	(197)	(328)	(1,342)
FINANCING ACTIVITIES
Proceeds from new debt instruments	2,078	5,048	2,938
Debt repayments	(2,227)	(5,497)	(3,840)
Issuance of subordinated notes	989		992
Other financial obligations, net	(285)	(292)	(274)
Dividends paid	(127)	(90)
Shares in trust for future deliveries under share-based compensation	(49)	(52)	(45)
Repayment of subordinated notes and changes in non-controlling interests	(1,010)	(2)	(62)
Derivative financial instruments	(5)	(37)	(189)
Coupons on subordinated notes	(99)	(143)	(120)
Non-current liabilities, net	(61)	(188)	(101)
Net cash flows used in financing activities	(796)	(1,253)	(701)
Increase in cash and cash equivalents from continuing operations	993	343	168
Increase (decrease) in cash and cash equivalents from discontinued operations	(11)	55	77
Foreign currency translation effect on cash	(24)	(158)	(116)
Cash and cash equivalents at beginning of period	864	624	495
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,822	864	624
Changes in working capital, excluding income taxes:
Trade accounts receivable	(34)	56	(27)
Other accounts receivable and other assets	61	(45)	21
Inventories	83	196	68
Trade accounts payable	(225)	159	(45)
Other accounts payable and accrued expenses	83	(143)	175
Decrease (increase) in working capital, excluding income taxes	$ (32)	$ 223	$ 192